PARTNERING ARRANGEMENTS - Summarized Balance Sheet Information of Variable Interest Entities (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
CB&I/Kentz
Variable Interest Entity [Line Items]
Current assets		$ 68,867	$ 214,291
Current liabilities		87,822	191,471
CB&I/AREVA
Variable Interest Entity [Line Items]
Current assets		16,313	24,269
Current liabilities		47,652	65,674
All Other Joint Ventures
Variable Interest Entity [Line Items]
Current assets	[1]	69,785	78,492
Non-current assets	[1]	16,382	18,415
Total assets	[1]	86,167	96,907
Current liabilities	[1]	$ 7,748	$ 22,025

[1]	Other ventures that we consolidate are not individually material to our financial results and are therefore aggregated as “All Other”.